Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 21,042,363	$ 26,082,417	$ 5,233,145
Less: Cost of revenues	6,938,063	5,547,779	6,315,504
Less: Operating expenses:
Selling and marketing	14,695,165	23,908,733	6,209,804
General and administrative	6,750,417	2,451,249	2,108,854
Research and development	3,478,570	1,046,198	2,882,202
Total operating expenses	24,924,152	27,406,180	11,200,860
Loss from operations	(10,819,852)	(6,871,542)	(12,283,219)
Other income (expense):
Interest expense	(80,184)	(26,611)	(4,412)
Foreign exchange (losses) gains, net	(1,204,001)	350,679	(298,257)
Loss from investment			(428,571)
Other income (expense), net	250,510	(262,980)	(34,572)
Total other (expense) income, net	(1,033,675)	61,088	(765,812)
Loss before income taxes	(11,853,527)	(6,810,454)	(13,049,031)
Income taxes	(74,009)
Net loss	(11,927,536)	(6,810,454)	(13,049,031)
Other comprehensive income:
Foreign currency translation adjustment	447,246	90,671	387,375
Total comprehensive loss	$ (11,480,290)	$ (6,719,783)	$ (12,661,656)
Net loss per ordinary share:
Basic and Diluted	$ (0.16)	$ (6,810,454)	$ (13,049,031)
Weighted average number of ordinary shares outstanding Basic and Diluted	72,919,624	1	1